Quarterly Holdings Report
for
Fidelity® Connecticut Municipal Income Fund
February 28, 2025
CTF-NPRT1-0425
1.814091.120
Municipal Securities - 96.3%
	Principal Amount (a)	Value ($)
Connecticut - 95.4%
Education - 12.2%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2036	250,000	255,586
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2037	260,000	264,852
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2041	1,195,000	1,187,438
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2036	1,000,000	1,077,036
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2037	1,750,000	1,879,496
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2039	2,830,000	3,013,846
Connecticut St Health & Edl Facs Auth Revenue (Taft School, CT Proj.) 3% 7/1/2041	1,340,000	1,182,723
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2037	1,000,000	1,085,781
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2038	1,045,000	1,126,438
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2039	1,595,000	1,709,604
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2040	1,125,000	1,194,342
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2039	1,850,000	1,571,196
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2025	340,000	339,999
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2027	430,000	433,484
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2031	500,000	502,751
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2032	550,000	551,371
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2033	720,000	720,083
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2034	675,000	671,429
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) 5% 7/1/2030	2,400,000	2,503,055
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) 5% 7/1/2031	1,825,000	1,901,878
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) 5% 7/1/2032	1,000,000	1,041,638
Connecticut State Health & Educational Facilities Authority (Quinnipiac University, CT Proj.) Series L, 5% 7/1/2026	1,000,000	1,006,500
Connecticut State Health & Educational Facilities Authority (Quinnipiac University, CT Proj.) Series L, 5% 7/1/2027	2,000,000	2,011,822
Connecticut State Health & Educational Facilities Authority (Quinnipiac University, CT Proj.) Series L, 5% 7/1/2029	1,500,000	1,507,822
Connecticut State Health & Educational Facilities Authority (Quinnipiac University, CT Proj.) Series L, 5% 7/1/2032	205,000	205,972
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2027	80,000	83,580
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2028	1,150,000	1,199,644
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2029	350,000	364,843
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2030	1,100,000	1,145,974
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2031	1,300,000	1,352,979
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2032	1,050,000	1,091,322
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2033	700,000	726,404
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2034	750,000	777,167
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2025	1,240,000	1,243,393
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2027	250,000	256,844
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 3, 5% 7/1/2038	985,000	1,000,758
		38,189,050
Escrowed/Pre-Refunded - 1.1%
Connecticut St Hr Ed Supp Loan Series 2020 D, 5% 11/15/2025 (Escrowed to Maturity)	250,000	253,909
Connecticut St Hr Ed Supp Loan Series 2020 D, 5% 11/15/2026 (Escrowed to Maturity)	180,000	186,919
New Britain Conn Gen. Oblig. Series 2015A, 5% 3/1/2030 (Pre-refunded to 3/1/2025 at 100)	1,260,000	1,260,000
New Britain Conn Gen. Oblig. Series 2015A, 5% 3/1/2031 (Pre-refunded to 3/1/2025 at 100)	1,955,000	1,955,000
New Haven CT Gen. Oblig. Series 2016 A, 5% 8/15/2027 (Pre-refunded to 8/15/2026 at 100)	35,000	36,173
		3,692,001
General Obligations - 48.7%
Branford CT Series 2019, 2.25% 10/15/2034	2,400,000	2,061,081
Bridgeport CT Gen. Oblig. Series 2019 A, 5% 2/1/2032 (Build America Mutual Assurance Co Insured)	1,000,000	1,075,990
Bridgeport CT Gen. Oblig. Series 2019 A, 5% 2/1/2037 (Build America Mutual Assurance Co Insured)	1,000,000	1,059,863
Bridgeport CT Gen. Oblig. Series 2019 A, 5% 2/1/2039 (Build America Mutual Assurance Co Insured)	1,000,000	1,052,048
Bridgeport CT Gen. Oblig. Series 2021 A, 4% 8/1/2038	800,000	812,862
Bridgeport CT Gen. Oblig. Series 2021 A, 4% 8/1/2041	1,050,000	1,052,258
Bridgeport CT Gen. Oblig. Series 2021 A, 4% 8/1/2046	375,000	360,203
Bridgeport CT Gen. Oblig. Series 2021 A, 4% 8/1/2051	575,000	529,269
Bridgeport CT Gen. Oblig. Series 2021 A, 5% 8/1/2035	450,000	495,643
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2032 (Build America Mutual Assurance Co Insured)	1,000,000	1,129,072
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	300,000	346,521
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	250,000	287,864
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	775,000	887,496
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,000,000	1,130,961
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	300,000	335,190
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	1,000,000	1,105,252
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2043 (Build America Mutual Assurance Co Insured)	1,250,000	1,362,926
Bridgeport CT Gen. Oblig. Series D, 5% 8/15/2031 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,029,754
Bridgeport CT Gen. Oblig. Series D, 5% 8/15/2032 (Assured Guaranty Municipal Corp Insured)	3,090,000	3,179,765
Brookfield CT Series 2020, 2% 8/15/2035	365,000	306,273
Connecticut St Gen. Oblig. 2% 1/15/2038	320,000	245,372
Connecticut St Gen. Oblig. 3% 1/15/2039	5,500,000	5,042,554
Connecticut St Gen. Oblig. 3% 6/1/2039	1,400,000	1,261,799
Connecticut St Gen. Oblig. 3% 6/1/2040	3,380,000	3,015,679
Connecticut St Gen. Oblig. 4% 1/15/2034	400,000	423,400
Connecticut St Gen. Oblig. 5% 4/15/2030	2,500,000	2,665,856
Connecticut St Gen. Oblig. Series 2015B, 5% 6/15/2027	4,825,000	4,854,101
Connecticut St Gen. Oblig. Series 2018 C, 5% 6/15/2031	725,000	773,842
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2035	2,000,000	2,152,743
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2036	2,300,000	2,470,076
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2032	335,000	327,543
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2034	3,000,000	2,894,927
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2035	1,850,000	1,767,409
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2036	9,130,000	8,618,038
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2037	2,875,000	2,664,789
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2038	1,000,000	915,953
Connecticut St Gen. Oblig. Series 2023 A, 5% 5/15/2027	900,000	946,056
Connecticut St Gen. Oblig. Series 2023 B, 5% 8/1/2027	1,835,000	1,937,036
Connecticut St Gen. Oblig. Series 2024 A, 5% 1/15/2029	2,000,000	2,169,077
Connecticut St Gen. Oblig. Series 2024 A, 5% 1/15/2030	1,335,000	1,472,945
Connecticut St Gen. Oblig. Series 2024 C, 5% 3/1/2028	2,000,000	2,135,811
Connecticut St Gen. Oblig. Series 2024 C, 5% 3/1/2029	1,855,000	2,016,415
Connecticut St Gen. Oblig. Series 2024 C, 5% 3/1/2030	2,500,000	2,764,362
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2029	1,625,000	1,771,665
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2030	1,000,000	1,108,664
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2031	1,000,000	1,125,597
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2032	1,250,000	1,426,107
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2033	500,000	576,382
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2034	500,000	581,878
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2035	1,000,000	1,158,548
Connecticut St Gen. Oblig. Series 2024 E, 5% 9/1/2031	3,000,000	3,392,758
Connecticut St Gen. Oblig. Series 2024 F, 5% 11/15/2031	2,500,000	2,835,145
Connecticut St Gen. Oblig. Series F, 5% 11/15/2031	4,000,000	4,054,139
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 3% 11/1/2033	1,000,000	968,879
Connecticut St Hr Ed Supp Loan 5% 11/15/2025 (Connecticut St Guaranteed) (b)	400,000	403,912
Connecticut St Hr Ed Supp Loan 5% 11/15/2026 (Connecticut St Guaranteed) (b)	600,000	614,447
Connecticut St Hr Ed Supp Loan 5% 11/15/2027 (Connecticut St Guaranteed) (b)	610,000	629,208
Connecticut St Hr Ed Supp Loan 5% 11/15/2028 (Connecticut St Guaranteed) (b)	525,000	550,204
Connecticut St Hr Ed Supp Loan 5% 11/15/2029 (Connecticut St Guaranteed) (b)	490,000	513,436
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2026 (Connecticut St Guaranteed) (b)	400,000	410,298
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2027 (Connecticut St Guaranteed) (b)	665,000	690,967
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2028 (Connecticut St Guaranteed) (b)	1,020,000	1,071,133
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2029 (Connecticut St Guaranteed) (b)	1,080,000	1,144,031
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2030 (Connecticut St Guaranteed) (b)	1,075,000	1,146,831
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2031 (Connecticut St Guaranteed) (b)	750,000	805,970
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2032 (Connecticut St Guaranteed) (b)	725,000	777,933
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2033 (Connecticut St Guaranteed) (b)	540,000	580,164
Danbury CT Gen. Oblig. Series 2019 B, 2.25% 11/1/2032	50,000	44,800
East Lyme CT Gen. Oblig. 3% 7/15/2038	530,000	481,666
Hamden CT Gen. Oblig. Series 2017 A, 5% 8/15/2027	1,000,000	1,050,868
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2018, 5% 7/15/2031	1,000,000	1,072,188
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2018, 5% 7/15/2032	1,250,000	1,335,748
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2018, 5% 7/15/2033	1,000,000	1,065,940
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2018, 5% 7/15/2034	1,000,000	1,063,097
Meriden CT Gen. Oblig. 3% 6/15/2035	1,165,000	1,107,361
Meriden CT Gen. Oblig. 3.25% 6/15/2036	565,000	552,441
Meriden CT Gen. Oblig. Series 2020 B, 2% 7/1/2036	680,000	534,454
Milford CT Gen. Oblig. 2% 11/1/2033	330,000	280,387
Milford CT Gen. Oblig. Series 2021 A, 2% 11/1/2035	1,285,000	1,047,764
Milford CT Gen. Oblig. Series 2021 A, 2% 11/1/2036	1,285,000	1,026,083
Naugatuck Conn Ctfs Partn (Naugatuck CT Proj.) Series 2021 A, 4% 8/15/2038 (b)	3,330,000	3,294,510
New Britain Conn Gen. Oblig. Series 2015A, 5% 3/1/2030	600,000	600,887
New Britain Conn Gen. Oblig. Series 2017 C, 5% 3/1/2032 (Assured Guaranty Municipal Corp Insured)	1,635,000	1,695,166
New Britain Conn Gen. Oblig. Series 2017 C, 5% 3/1/2033 (Assured Guaranty Municipal Corp Insured)	1,900,000	1,967,493
New Britain Conn Gen. Oblig. Series 2020 A, 3% 9/1/2044 (Assured Guaranty Municipal Corp Insured)	1,190,000	978,097
New Haven CT Gen. Oblig. 5% 8/15/2028 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,545,240
New Haven CT Gen. Oblig. 5% 8/15/2030 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,027,973
New Haven CT Gen. Oblig. 5% 8/15/2034 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,024,366
New Haven CT Gen. Oblig. 5% 8/15/2035 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,023,539
New Haven CT Gen. Oblig. 5% 9/1/2029 (Assured Guaranty Municipal Corp Insured)	2,655,000	2,680,651
New Haven CT Gen. Oblig. 5% 9/1/2031 (Assured Guaranty Municipal Corp Insured)	1,430,000	1,442,863
New Haven CT Gen. Oblig. Series 2015 B, 5% 8/15/2026 (Build America Mutual Assurance Co Insured)	615,000	620,379
New Haven CT Gen. Oblig. Series 2015B, 5% 8/15/2027 (Build America Mutual Assurance Co Insured)	765,000	772,202
New Haven CT Gen. Oblig. Series 2021 A, 4% 8/1/2032	950,000	977,509
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2036 (Build America Mutual Assurance Co Insured)	400,000	449,974
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2037 (Build America Mutual Assurance Co Insured)	550,000	614,074
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2038 (Build America Mutual Assurance Co Insured)	300,000	332,046
New Haven CT Gen. Oblig. Series 2023, 5.25% 8/1/2043 (Build America Mutual Assurance Co Insured)	1,900,000	2,075,923
New Haven CT Gen. Oblig. Series B, 5% 8/1/2025	500,000	503,938
South Windsor Conn 3% 2/1/2036	765,000	729,993
Stratford CT Gen. Oblig. Series 2018, 5% 1/1/2027	1,990,000	2,077,918
University Connecticut (Connecticut St Proj.) Series 2018 A, 5% 4/15/2028	4,400,000	4,701,558
University Connecticut Series 2023 A, 5% 8/15/2029	1,500,000	1,640,542
University Connecticut Series 2023 A, 5% 8/15/2030	1,325,000	1,472,865
West Haven CT Gen. Oblig. Series 2017 A, 5% 11/1/2025	635,000	643,145
West Haven CT Gen. Oblig. Series 2017 A, 5% 11/1/2026	635,000	653,472
West Haven CT Gen. Oblig. Series 2017 B, 5% 11/1/2032	400,000	415,031
West Haven CT Gen. Oblig. Series 2021, 4% 9/15/2041	1,125,000	1,095,600
West Haven CT Gen. Oblig. Series 2024, 4% 2/15/2044 (Build America Mutual Assurance Co Insured)	300,000	287,093
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2027 (Build America Mutual Assurance Co Insured)	400,000	414,606
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2029 (Build America Mutual Assurance Co Insured)	500,000	534,741
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2031 (Build America Mutual Assurance Co Insured)	450,000	493,582
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2033 (Build America Mutual Assurance Co Insured)	450,000	500,562
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2035 (Build America Mutual Assurance Co Insured)	300,000	332,691
		151,757,396
Health Care - 13.5%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (c)(d)	6,000,000	3,900,000
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2038	900,000	977,470
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2039	1,360,000	1,467,251
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2040	1,300,000	1,390,521
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2029 (c)	1,055,000	1,080,551
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2030 (c)	275,000	281,368
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2034 (c)	695,000	706,023
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2039 (c)	2,600,000	2,606,494
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2050 (c)	1,000,000	929,809
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2040	1,250,000	1,211,133
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2045	1,800,000	1,680,669
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) Series 2021A, 3% 7/1/2039	5,000,000	4,245,538
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2038	250,000	249,112
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2049	1,365,000	1,252,023
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2026	310,000	315,420
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2029	1,290,000	1,361,289
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2025	600,000	600,497
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2026	1,175,000	1,183,494
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2027	700,000	713,337
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2039	2,600,000	2,574,433
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2040	3,300,000	3,243,662
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2042	1,750,000	1,679,692
Connecticut St Health & Edl Facs Auth Revenue (Yale-New Haven Hospital Inc Proj.) Series 2024 B, 5% tender 7/1/2049 (e)	1,630,000	1,755,473
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Corp Proj.) Series E, 5% 7/1/2028	1,250,000	1,253,250
Connecticut State Health & Educational Facilities Authority (Stamford Hospital, CT Proj.) 4% 7/1/2046	6,000,000	5,542,117
		42,200,626
Housing - 8.6%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 3.5% 5/15/2039 (b)	190,000	189,394
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 11/15/2026 (b)	840,000	861,082
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 11/15/2027 (b)	860,000	893,608
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 11/15/2028 (b)	225,000	236,089
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 5/15/2027 (b)	1,890,000	1,951,104
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 5/15/2028 (b)	615,000	641,833
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2018 E 1, 4.25% 5/15/2042	735,000	741,064
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2019 B 1, 4% 5/15/2049	1,770,000	1,788,071
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2019 F 1, 3.5% 11/15/2043	1,595,000	1,589,718
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2020A 2, 2.2% 5/15/2031 (b)	1,350,000	1,179,432
Conn St Hsg Fin Auth Series 2019 SUB E 1, 2.85% 11/15/2039	1,000,000	850,535
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	1,695,000	1,667,684
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 11/15/2028 (b)	580,000	608,586
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 5/15/2026 (b)	1,820,000	1,854,283
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 5/15/2027 (b)	800,000	825,864
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 5/15/2029 (b)	1,115,000	1,173,889
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2020C 1, 1.95% 11/15/2035	1,520,000	1,220,634
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021 A 1, 1.3% 5/15/2030	2,000,000	1,701,496
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021 A 1, 1.6% 5/15/2032	1,500,000	1,239,848
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021 A SUB A3, 1.6% 5/15/2032	2,240,000	1,878,806
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 3.5% 11/15/2051	800,000	796,089
Norwalk Conn Hsg Auth Multifamily Hsg Rev Series 2024, 3.05% tender 9/1/2058 (e)	3,000,000	2,997,413
		26,886,522
Special Tax - 10.7%
Connecticut St Spl Tax Oblig 5% 1/1/2028	1,600,000	1,702,931
Connecticut St Spl Tax Oblig 5% 1/1/2030	3,500,000	3,859,085
Connecticut St Spl Tax Oblig 5% 1/1/2031	3,410,000	3,819,618
Connecticut St Spl Tax Oblig 5% 1/1/2032	2,500,000	2,840,052
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2028	1,000,000	1,071,280
Connecticut St Spl Tax Oblig Series 2021 A, 5% 5/1/2035	1,000,000	1,111,474
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2041	12,800,000	14,397,812
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2039 (c)	2,000,000	2,022,304
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2031 (c)	390,000	394,383
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2036 (c)	485,000	482,020
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2041 (c)	660,000	623,152
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2051 (c)	1,225,000	1,066,826
		33,390,937
Transportation - 0.6%
State of Connecticut Bradley International Airport CFC Revenue (Bradly Intl Airport Conrac Proj.) Series 2019 A, 4% 7/1/2049 (b)	2,000,000	1,813,748
Water & Sewer - 0.0%
Greater New Haven Wtr Poll Ctl Auth CT Regl Wstwtr Sys Rev Series 2005 A, 5% 8/15/2035 (National Public Finance Guarantee Corporation Insured)	10,000	10,008
TOTAL CONNECTICUT		297,940,288
Puerto Rico - 0.9%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (f)	863,283	611,312
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	100,000	104,587
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	310,000	333,944
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	735,000	820,522
		1,870,365
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (f)	855,000	684,918
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	335,000	350,907
TOTAL PUERTO RICO		2,906,190
TOTAL MUNICIPAL SECURITIES (Cost $307,485,909)		300,846,478

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (g)(h) (Cost $9,020,296)	1.67	9,018,492	9,020,296

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $316,506,205)	309,866,774
NET OTHER ASSETS (LIABILITIES) - 0.8%	2,455,613
NET ASSETS - 100.0%	312,322,387

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,443,837 or 4.6% of net assets.

(d)	Level 3 security
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	21,076,941	12,997,725	25,054,370	62,047	-	-	9,020,296	9,018,492	0.2%
Total	21,076,941	12,997,725	25,054,370	62,047	-	-	9,020,296	9,018,492

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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